Property Plant and Equipment (Information) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Balance at beginning of year		$ 4,521
Balance at end of year		4,663	$ 4,521
Depreciated balance at end of year		4,663	4,521
Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		9,810	9,158
Additions		589	490
Disposals		(30)	(63)
Translation differences		(132)	269
Reclassification to assets held for sale, Property, Plant and Equipment			(44)
Balance at end of year		10,237	9,810
Depreciated balance at end of year		9,810	9,810
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		5,289	4,849
Depreciation for the year		373	355
Disposals		(27)	(56)
Impairment		11	13
Translation differences		(72)	147
Reclassification to assets held for sale, Property, Plant and Equipment			(19)
Balance at end of year		5,574	5,289
Depreciated balance at end of year		5,289	5,289
Land roads and buildings [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		393
Balance at end of year		393	393
Depreciated balance at end of year		393	393
Land roads and buildings [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		844	763
Additions		42	42
Disposals		(2)	(6)
Translation differences		(23)	49
Reclassification to assets held for sale, Property, Plant and Equipment			(4)
Balance at end of year		861	844
Depreciated balance at end of year		844	844
Land roads and buildings [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		451	409
Depreciation for the year		24	23
Disposals		(1)	(4)
Impairment		5	0
Translation differences		(11)	24
Reclassification to assets held for sale, Property, Plant and Equipment			(1)
Balance at end of year		468	451
Depreciated balance at end of year		451	451
Installations and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		2,268
Balance at end of year		2,789	2,268
Depreciated balance at end of year		2,789	2,268
Installations and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		5,788	5,408
Additions		789	302
Disposals		(19)	(28)
Translation differences		(76)	136
Reclassification to assets held for sale, Property, Plant and Equipment			(30)
Balance at end of year		6,482	5,788
Depreciated balance at end of year		5,788	5,788
Installations and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		3,520	3,232
Depreciation for the year		234	227
Disposals		(16)	(23)
Impairment		5	13
Translation differences		(50)	85
Reclassification to assets held for sale, Property, Plant and Equipment			(14)
Balance at end of year		3,693	3,520
Depreciated balance at end of year		3,520	3,520
Dikes and evaporating ponds [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		835
Balance at end of year		836	835
Depreciated balance at end of year		836	835
Dikes and evaporating ponds [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,888	1,715
Additions		100	140
Disposals		0	0
Translation differences		(13)	33
Reclassification to assets held for sale, Property, Plant and Equipment			0
Balance at end of year		1,975	1,888
Depreciated balance at end of year		1,888	1,888
Dikes and evaporating ponds [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		1,053	944
Depreciation for the year		96	84
Disposals		0	0
Impairment		0	0
Translation differences		(10)	25
Reclassification to assets held for sale, Property, Plant and Equipment			0
Balance at end of year		1,139	1,053
Depreciated balance at end of year		1,053	1,053
Heavy mechanical equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		66
Balance at end of year		64	66
Depreciated balance at end of year		64	66
Heavy mechanical equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		150	149
Additions		5	7
Disposals		(2)	(12)
Translation differences		0	7
Reclassification to assets held for sale, Property, Plant and Equipment			(1)
Balance at end of year		153	150
Depreciated balance at end of year		150	150
Heavy mechanical equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		84	83
Depreciation for the year		7	7
Disposals		(2)	(12)
Impairment		0	0
Translation differences		0	7
Reclassification to assets held for sale, Property, Plant and Equipment			(1)
Balance at end of year		89	84
Depreciated balance at end of year		84	84
Furniture, vehicles and equipment [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		61
Balance at end of year		66	61
Depreciated balance at end of year		66	61
Furniture, vehicles and equipment [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		242	244
Additions		20	13
Disposals		(7)	(17)
Translation differences		(4)	9
Reclassification to assets held for sale, Property, Plant and Equipment			(7)
Balance at end of year		251	242
Depreciated balance at end of year		242	242
Furniture, vehicles and equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year		181	181
Depreciation for the year		12	14
Disposals		(8)	(17)
Impairment		1	0
Translation differences		(1)	6
Reclassification to assets held for sale, Property, Plant and Equipment			(3)
Balance at end of year		185	181
Depreciated balance at end of year		181	181
Plants under construction and spare parts for installations [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	898
Balance at end of year	[1]	515	898
Depreciated balance at end of year	[1]	515	898
Plants under construction and spare parts for installations [Member] | Gross [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	898	879
Additions	[1]	(367)	(14)
Disposals	[1]	0	0
Translation differences	[1]	(16)	35
Reclassification to assets held for sale, Property, Plant and Equipment	[1]		(2)
Balance at end of year	[1]	515	898
Depreciated balance at end of year	[1]	898	898
Plants under construction and spare parts for installations [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance at beginning of year	[1]	0	0
Depreciation for the year	[1]	0	0
Disposals	[1]	0	0
Impairment	[1]	0	0
Translation differences	[1]	0	0
Reclassification to assets held for sale, Property, Plant and Equipment	[1]		0
Balance at end of year	[1]	0	0
Depreciated balance at end of year	[1]	$ 0	$ 0

[1]	The additions for the year are presented net of items the construction of which were completed and accordingly were recorded in other categories in the “property, plant and equipment” section.